Property and equipment - Summary Of The Breakdown of the Total Property And Equipment Assets By Region (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Breakdown Of Property Plant and Equipment By Region [Line Items]
Property and equipment	$ 13,408	$ 3,819	$ 6,464	$ 3,366
Brazil [Member]
Disclosure Of Breakdown Of Property Plant and Equipment By Region [Line Items]
Property and equipment	1,961	3,233
Cayman Islands [Member]
Disclosure Of Breakdown Of Property Plant and Equipment By Region [Line Items]
Property and equipment	2,044	323
Chile [Member]
Disclosure Of Breakdown Of Property Plant and Equipment By Region [Line Items]
Property and equipment	7,334	47
Other [Member]
Disclosure Of Breakdown Of Property Plant and Equipment By Region [Line Items]
Property and equipment	$ 2,069	$ 216